UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS
May 1, 2025
New York Life Elite Variable Annuity
From
NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
Issued through
NYLIAC Variable Annuity Separate Account-IV
This summary prospectus summarizes key features of the New York Life Elite Variable Annuity policies.
Before you invest, you should review the prospectus for the New York Life Elite Variable Annuity policies, which contains more information about the policy’s features, benefits, and risks. You can find this document and other information about the contract online at https://dfinview.com/NewYorkLife/TAHD/elite. You can also obtain this information at no cost by calling our Variable Products Service Center at 1-800-598-2019, by logging into your account at www.newyorklife.com, or by sending an email request with your name and mailing address to EliteProspectus@newyorklife.com.
You can sign up for electronic delivery of your summary prospectus, updates to the summary prospectus or other communications by logging into your account at www.newyorklife.com or the New York Life Mobile Application (“mobile application” or “mobile app”) which is available for download on the Apple App Store and Google Play Store.
Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at www.Investor.gov. The Securities and Exchange Commission (“SEC”) has not approved or disapproved of this security or passed upon the accuracy or adequacy of this summary prospectus. Any representation to the contrary is a criminal offense. The policies involve risks, including potential loss of principal invested. Policies are not deposits of, or guaranteed or endorsed by, any bank and are not federally insured by the FDIC, Federal Reserve Board, or any other agency.

i

Contacting NYLIAC

Certain service requests, including but not limited to, death benefit claims and surrenders, are required to be in writing. All written service requests (except for subsequent premium payments and loan repayments) must be sent to the NYLIAC Variable Products Service Center (VPSC) at one of the following addresses:
	Regular Mail	Express Mail
All written service requests (except for payments)	NYLIAC Variable Products Service Center Madison Square Station P.O. Box 922 New York, NY 10159	NYLIAC Variable Products Service Center 51 Madison Avenue Floor 3B, Room 0304 New York, NY 10010
Death Claim forms may also be submitted to	Regular Mail
New York Life P.O. Box 130539 Dallas, TX 75313–0539
Premium payments and loan repayments should be sent to the VPSC at one of the following addresses (acceptance of subsequent premium payments is subject to the sales standards we use to evaluate whether a recommended transaction related to your policy complies with applicable standards of conduct):
	Regular Mail	Express Mail
Premium Payments and Loan Repayments	NYLIAC 75 Remittance Drive Suite 3021 Chicago, IL 60675–3021	NYLIAC 5450 N Cumberland Avenue Suite 100 Chicago, IL 60656-1422
Written service requests will be effective as of the Business Day they are received in Good Order at our service center at one of the addresses listed above. We consider a transaction to be in “Good Order” if it complies with our administrative procedures and all relevant laws and regulations, and the required information is complete and correct. Good Order means the actual receipt by us of instructions relating to the requested transaction in writing (or, if permitted, by telephone or electronically), along with all forms and other information or documentation necessary to complete the request. Faxed and e-mailed requests are not currently accepted.
1

Definitions

Accumulation Unit—An accounting unit we use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.
Accumulation Value—The sum of the Variable Accumulation Value, the Fixed Account Accumulation Value (if applicable), and the DCA Advantage Account Accumulation Value of a policy.
Adjusted Premium Payment—The total dollar amount of premium payments made under the policy and allocated to the Investment Divisions and DCA Advantage Account reduced by any withdrawals and applicable surrender charges in excess of any gain in the policy.
Allocation Options—The Investment Divisions of the Separate Account, any available Asset Allocation Model and the Fixed Account.
Annuity Commencement Date—The date on which we are to make the first Income Payment under the policy, which cannot be later than the date you attain age 85.
Base Contract Charge—Mortality and Expense Risk and Administrative Costs Charge (M&E Charge).
Business Day—Generally, any day on which the New York Stock Exchange (NYSE) is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the close of regular trading of the NYSE, if earlier.
Code—The Internal Revenue Code of 1986, as amended.
Dollar Cost Averaging (DCA) Advantage Account Accumulation Value—The sum of premium payments allocated to the DCA Advantage Account, plus interest credited on those premium payments, less any transfers and partial withdrawals from the DCA Advantage Account, and less any surrender charges and annual policy service charge that may already have been assessed.
Dollar Cost Averaging (DCA) Advantage Account—An Allocation Option that permits dollar cost averaging over a six-month period, and pays interest on amounts remaining in the account. Amounts are transferred from the DCA Advantage Account to the Investment Division(s) you choose on a monthly basis. We credit the DCA Advantage Account with a fixed interest rate. The benefits payable under the DCA Advantage Account (including principal and interest) are payable from NYLIAC’s general account and are subject to the claims-paying ability of NYLIAC.
Fixed Account—An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The benefits payable under the Fixed Account (including principal and interest) are payable from NYLIAC’s general account and are subject to the claims-paying ability of NYLIAC.
Fixed Account Accumulation Value—The sum of premium payments and, if allowable, transfers allocated to the Fixed Account, plus interest credited on those premium payments and, if allowable, transfers, less any transfers and partial withdrawals from the Fixed Account, and less any surrender charges, policy service charges and rider charges assessed on and deducted from the Fixed Account.
Fund—A mutual fund that has multiple series or Portfolios.
Investment Division—The variable investment options available under the policy. Each Investment Division invests exclusively in shares of a specified Portfolio.
NYLIAC, we, our or us—New York Life Insurance and Annuity Corporation.
Owner (you, your)—The individual(s) or entity(ies) designated as the Owner in the policy or as subsequently changed, who is entitled to exercise all rights under the policy.
Payment Year(s)—With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy (for single premium policies, this definition is modified as indicated in Appendix 1 of this Prospectus).
Policy Anniversary—An anniversary of the Policy Date shown on the Policy Data Page.
Policy Data Page—Page 2 of the policy which contains the policy specifications.
2

Policy Year—A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.
Portfolios—The mutual fund portfolios in which the corresponding Investment Divisions invest.
Separate Account—NYLIAC Variable Annuity Separate Account-IV, a segregated asset account we established to receive and invest premium payments paid under the policies. The Separate Account’s Investment Divisions, in turn, purchase shares of Portfolios.
Surrender Charge Free Amount—You may withdraw a certain amount from your policy each Policy Year without having to pay a surrender charge on that amount. We call this the Surrender Charge Free Amount. The maximum amount you may withdraw without a surrender charge in any given Policy Year is the greatest of either: (i) 10% of the Accumulation Value at the time of the withdrawal, less any prior withdrawals made during the Policy Year that were surrender charge free; (ii) the Accumulation Value less the accumulated premium payments; or (iii) 10% of the Accumulation Value as of the prior Policy Anniversary (10% of the premium payment if the withdrawal is made in the first Policy Year), less any surrender charge free withdrawals during the Policy Year.
Variable Accumulation Value—The sum of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.
3

Updated Information About Your Policy

The Information in this Updating Summary Prospectus is a summary of certain policy features that have changed since May 1, 2024. This may not reflect all changes that have occurred since you purchased your policy.

Name Change of Trust and Portfolios
The name of the MainStay VP Funds Trust has changed to New York Life
Investments VP Funds Trust and for all MainStay Portfolios, all references to
“MainStay” in the Portfolio names are deleted and replaced with “NYLI” (New York
Life Investments).

The following Portfolios are added as available Investment Divisions under the policy	NYLI VP MFS® Investors Trust - Initial or Service Class
NYLI VP MFS® Research – Initial or Service Class
NYLI VP Newton Technology Growth – Initial or Service Class
The following Portfolios are removed as available Investment Divisions	MFS® Investors Trust Series - Initial or Service Class
MFS® Research Series – Initial or Service Class
BNY Mellon IP Technology Growth Portfolio – Initial or Service Shares
Morgan Stanley VIF U.S. Real Estate Portfolio – Class II
The names of the following Portfolios have been changed	NYLI VP Schroders Mid Cap Opportunities – Initial or Service Class (formerly MainStay VP Wellington Mid Cap – Initial or Service Class)
NYLI VP Dimensional U.S. Equity – Initial Class or Service Class (formerly MainStay VP Wellington U.S. Equity – Initial Class or Service Class)
The following subadvisers were changed or deleted
References to Wellington Management Company LLP (“Wellington”), the subadviser to the prior MainStay VP Wellington Mid Cap – Initial or Service Class were deleted and replaced with Schroder Investment Management North America Inc.

References to Wellington, the subadviser to the prior MainStay VP Wellington U.S. Equity – Initial Class or Service Class were deleted and replaced with Dimensional Fund Advisors LP
References to IndexIQ, the subadviser to the NYLI VP Hedge Multi-Strategy and
NYLI VP S&P 500 Index - Initial Class or Service Class (formerly MainStay VP Hedge
Multi-Strategy and MainStay VP S&P 500 Index) were deleted

Mobile application available	The New York Life Mobile Application is available to conduct certain transactions.
Telephone partial withdrawal request limits have been revised	The maximum amount of a partial withdrawal request that may be made by telephone cannot exceed $100,000.
Portfolio Performance and Expenses	For updated Portfolio performance and expense information, see the Appendix for the Portfolios Available Under the Policy.
4

Important Information You Should Consider About The Policy

	FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawal
If you withdraw more than the Surrender Charge Free Amount within 8 years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 8% of the amount withdrawn during the first three Payment Years declining to 0% over that eight-year period. For example, if you make an early withdrawal within the first three Payment Years, you could pay a surrender charge of up to $8,000 on a $100,000 investment.
CHARGES AND DEDUCTIONS – Transaction Expenses – Surrender Charges
Transaction Charges
We reserve the right to assess a transaction charge if you transfer cash value between investment options more than 12 times a year, or if a premium payment is returned for insufficient funds. Although we do not currently charge for such transactions, we reserve the right to charge up to $30 per transaction.
CHARGES AND DEDUCTIONS – Transaction Expenses
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Policy Data Page for information about the specific fees you will pay each year based on the options you have elected.
CHARGES AND DEDUCTIONS – Annual Policy Expenses; Annual Portfolio Expenses; Optional Benefit Expenses

ANNUAL FEE	Minimum	Maximum
Base contract[1]	1.70%	1.70%	CHARGES AND DEDUCTIONS – Annual Policy Expenses
Investment options (Portfolio fees and expenses)[2]	0.38%	1.44%	CHARGES AND DEDUCTIONS – Annual Portfolio Expenses
Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.30%[3]	0.85%[4]	CHARGES AND DEDUCTIONS – Optional Benefit Expenses

[1] Calculated as an annualized percentage of the Adjusted Premium
Payments allocated to the Investment Divisions and the DCA
Advantage Account.
2 As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2024 and will change from year to year.
3 As a percentage of the policy’s Accumulation Value.
4 As a percentage of the guarantee under the optional benefit.

5

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST: $1,662.07	HIGHEST ANNUAL COST $3,666.91

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
optional benefits, and Portfolio
fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this policy.	PRINCIPAL RISKS
Not a Short-Term Investment
This policy is not designed for short-term investing and is not appropriate for an investor who readily needs access to cash.
Surrender charges apply for up to 8 years following your last premium payment. They will reduce the value of your policy if you withdraw money during that time. The benefits of tax deferral and living benefit protections also mean the policy is more beneficial to investors with a long time horizon. If you elect an investment protection rider, you will not receive a benefit under the rider unless you hold the policy for at least the specified Holding Period applicable to the rider.
PRINCIPAL RISKS
Risks Associated with Investment Options
•An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options (e.g., Portfolios) and guaranteed options
(e.g., the Fixed Account and DCA Advantage Account) you choose.
•Each investment option has its own unique risks.
•You should review the prospectuses for the available Portfolios and the description in this prospectus of the Fixed Account and the DCA
Advantage Account before making an investment decision.
PRINCIPAL RISKS
Insurance Company Risks
An investment in the policy is subject to the risks related to NYLIAC, including that any obligations, guarantees, and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from
NYLIAC by calling the VPSC at 1-800-598-2019.
PRINCIPAL RISKS
6

	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments
•We limit the number of Investment Divisions you may choose. You may allocate premium payments to up to 18 separate Investment
Divisions, plus the Fixed Account, some of which may not be
available under your policy.
•We reserve the right to charge $30 for each transfer when you transfer money between Investment Divisions in excess of 12 times in a Policy Year.
•We reserve the right to limit transfers in circumstances of frequent transfers or to prevent market timing.
•We reserve the right to remove, close, or substitute Portfolios as investment options that are available under the policy.
THE POLICIES—Policy Application and Premium Payments, Transfers, and Limits on Transfers NYLIAC AND THE SEPARATE ACCOUNT— Additions, Deletions, or Substitutions of Investments
Optional Benefits
•Some optional benefits cannot be cancelled without surrendering your policy.
•Under certain benefits, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal.
•You are required to have a minimum Accumulation Value for some optional benefits.
•We may modify or discontinue an optional benefit at any time.
•Some optional benefits cannot be cancelled without surrendering your policy.
DESCRIPTION OF BENEFITS
	TAXES	LOCATION IN PROSPECTUS
Tax Implications
•Consult with a tax professional to determine the tax implications of an investment in, withdrawals from and surrenders of this policy.
•If you purchase the policy through a tax-qualified plan or individual retirement account (IRA), such plan or IRA already provides tax deferral under the Code and there are fees and charges in an annuity that may not be included in such other investments. Therefore, the tax deferral of the annuity does not provide additional benefits.
•Premiums that are made on a pre-tax basis as well as earnings on your policy are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a 10% penalty tax if you take a withdrawal before age 59½.
FEDERAL TAX MATTERS
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation
Your registered representative may receive compensation for selling this policy to you, in the form of commissions, asset-based
compensation, allowances for expenses, and other compensation programs. Your registered representative may have a financial incentive to offer or recommend this policy over another investment.
DISTRIBUTION AND COMPENSATION ARRANGEMENTS
7

Exchanges
Your registered representative may have a financial incentive to offer you a new policy in place of the one you own. You should consider exchanging your policy if you determine, after comparing the features, fees, and risks of both policies, that it is in your best interest to purchase the new policy rather than continue to own your existing policy.
THE POLICIES – Tax-Free Section 1035 Exchanges
8

Appendix 1
Portfolios Available Under the Policy
The following is a list of Portfolios available under the policy, which is subject to change, as discussed in the prospectus. You can find the prospectuses and other information about the Portfolios online at https://dfinview.com/NewYorkLife/TAHD/elite. You can also request this information at no cost by calling the VPSC at 1-800-598-2019 or by sending an email request with your name and mailing address to EliteProspectus@newyorklife.com.
You may allocate your premium payments or other Accumulation Value to up to 18 different Investment Divisions at any one time in addition to the Fixed Account or the DCA Advantage Account.
The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Large Cap Equity	NYLI VP American Century Sustainable Equity (formerly MainStay VP American Century Sustainable Equity) — Service Class Adviser: New York Life Investment Management LLC (“New York Life Investments”) / Subadviser: American Century Investment Management, Inc.	0.91%	19.54%	11.48%	9.62%
Asset Allocation	NYLI VP Balanced (formerly MainStay VP Balanced) — Service Class Adviser: New York Life Investments / Subadvisers: NYL Investors LLC (“NYL Investors”) and Wellington Management Company LLP (“Wellington”)	0.96%	7.63%	6.45%	5.61%
Investment Grade Bond	NYLI VP Bond (formerly MainStay VP Bond) — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.79%	1.59%	(0.67)%	1.06%
International/Global Equity	NYLI VP Candriam Emerging Markets Equity (formerly MainStay VP Candriam Emerging Markets Equity) — Service Class+ Adviser: New York Life Investments / Subadviser: Candriam	1.41%	12.35%	0.93%	2.32%
Sector	NYLI VP CBRE Global Infrastructure (formerly MainStay VP CBRE Global Infrastructure) — Service Class Adviser: New York Life Investments / Subadviser: CBRE Investment Management Listed Real Assets LLC	1.20%	7.59%	0.93%	N/A
Appendix 1-1

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Asset Allocation	NYLI VP Conservative Allocation (formerly MainStay VP Conservative Allocation) — Service Class Adviser: New York Life Investments	0.76%	6.25%	3.81%	4.04%
Large Cap Equity	NYLI VP Dimensional U.S. Equity (formerly MainStay VP Wellington U.S. Equity) — Service Class Adviser: New York Life Investments / Subadviser: Dimensional Fund Advisors LP	0.79%	23.56%	12.46%	11.06%
Large Cap Equity	NYLI VP Epoch U.S. Equity Yield (formerly MainStay VP Epoch U.S. Equity Yield) — Service Class Adviser: New York Life Investments / Subadviser: Epoch Investment Partners, Inc. (“Epoch”)	0.93%	18.24%	8.81%	7.82%
Asset Allocation	NYLI VP Equity Allocation (formerly MainStay VP Equity Allocation) — Service Class Adviser: New York Life Investments	0.90%	11.59%	8.10%	7.31%
Sector	NYLI VP Fidelity Institutional AM® Utilities (formerly MainStay VP Fidelity Institutional AM® Utilities) — Service Class Adviser: New York Life Investments / Subadviser: FIAM LLC (“FIAM”)	0.93%	28.62%	9.12%	7.59%
Non-Investment Grade Bond	NYLI VP Floating Rate (formerly MainStay VP Floating Rate) — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.89%	7.82%	4.62%	4.26%
Asset Allocation	NYLI VP Growth Allocation (formerly MainStay VP Growth Allocation) — Service Class Adviser: New York Life Investments	0.85%	10.12%	7.14%	6.53%
Alternatives	NYLI VP Hedge Multi-Strategy (formerly MainStay VP Hedge Multi-Strategy) — Service Class Adviser: New York Life Investments	1.33%	6.27%	2.16%	0.21%
Asset Allocation	NYLI VP Income Builder (formerly MainStay VP Income Builder) — Service Class Adviser: New York Life Investments / Subadvisers: Epoch and MacKay Shields LLC (“MacKay”)	0.87%	11.37%	4.60%	5.09%
Appendix 1-2

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Asset Allocation	NYLI VP Janus Henderson Balanced (formerly MainStay VP Janus Henderson Balanced) — Service Class Adviser: New York Life Investments / Subadviser: Janus Henderson Investors US LLC (“Janus Henderson”)	0.82%	15.43%	8.17%	8.46%
Non-Investment Grade Bond	NYLI VP MacKay Convertible (formerly MainStay VP MacKay Convertible) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.82%	8.37%	8.68%	8.30%
Non-Investment Grade Bond	NYLI VP MacKay High Yield Corporate Bond (formerly MainStay VP MacKay High Yield Corporate Bond) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.83%	6.85%	3.89%	5.01%
Non-Investment Grade Bond	NYLI VP MacKay Strategic Bond (formerly MainStay VP MacKay Strategic Bond) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.88%	6.88%	3.20%	3.00%
Investment Grade Bond	NYLI VP MacKay U.S. Infrastructure Bond (formerly MainStay VP MacKay U.S. Infrastructure Bond) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.82%	0.78%	(0.79)%	0.37%
Large Cap Equity	NYLI VP MFS® Investors Trust – Service Class Adviser: New York Life Investments Subadviser: Massachusetts Financial Services Company (“MFS”)	0.99%	N/A	N/A	N/A
Large Cap Equity	NYLI VP MFS® Research – Service Class Adviser: New York Life Investments / Subadviser: MFS	1.00%	N/A	N/A	N/A
Asset Allocation	NYLI VP Moderate Allocation (formerly MainStay VP Moderate Allocation) — Service Class Adviser: New York Life Investments	0.80%	8.46%	5.41%	5.30%
Appendix 1-3

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Sector	NYLI VP Natural Resources (formerly MainStay VP Natural Resources) — Initial Class Adviser: New York Life Investments / Subadviser: Newton Investment Management North America, LLC ("NIMNA")	0.84%	0.74%	15.53%	5.04%
Sector	NYLI VP Newton Technology Growth – Service Class Adviser: New York Life Investments Subadviser: NIMNA	1.02%	N/A	N/A	N/A
Investment Grade Bond	NYLI VP PIMCO Real Return (formerly MainStay VP PIMCO Real Return) — Service Class Adviser: New York Life Investments / Subadviser: Pacific Investment Management Company LLC (“PIMCO”)	1.07%	1.95%	1.77%	1.98%
International/Global Equity	NYLI VP PineStone International Equity (formerly MainStay VP PineStone International Equity) — Service Class Adviser: New York Life Investments / Subadviser: PineStone Asset Management Inc.	1.10%	4.25%	1.43%	4.59%
Large Cap Equity	NYLI VP S&P 500 Index (formerly MainStay VP S&P 500 Index) — Service Class Adviser: New York Life Investments	0.37%	24.52%	14.10%	12.62%
Small/Mid Cap Equity	NYLI VP Schroders Mid Cap Opportunities (formerly NYLI VP Wellington Mid Cap) — Service Class Adviser: New York Life Investments / Subadviser: Schroder Investment Management North America Inc.	1.08%	9.70%	5.56%	5.97%
Small/Mid Cap Equity	NYLI VP Small Cap Growth (formerly MainStay VP Small Cap Growth) — Service Class Adviser: New York Life Investments / Subadvisers: Brown Advisory, LLC and Segall Bryant & Hamill, LLC	1.10%	10.13%	7.49%	8.06%
Money Market	NYLI VP U.S. Government Money Market (formerly MainStay VP U.S. Government Money Market) — Initial Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.28%	5.02%	2.25%	1.48%
Appendix 1-4

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Large Cap Equity	NYLI VP Wellington Growth (formerly MainStay VP Wellington Growth) — Service Class+ Adviser: New York Life Investments / Subadviser: Wellington	0.97%	25.82%	12.82%	11.68%
Small/Mid Cap Equity	NYLI VP Wellington Small Cap (formerly MainStay VP Wellington Small Cap) — Service Class Adviser: New York Life Investments / Subadviser: Wellington	1.00%	14.13%	5.79%	N/A
Large Cap Equity	NYLI VP Winslow Large Cap Growth (formerly MainStay VP Winslow Large Cap Growth) — Service Class Adviser: New York Life Investments / Subadviser: Winslow Capital Management, LLC	0.99%	29.28%	16.57%	14.99%
Large Cap Equity	AB VPS Relative Value Portfolio — Class B Adviser: AllianceBernstein L.P.	0.86%	12.76%	9.54%	9.39%
Asset Allocation	American Funds IS Asset Allocation Fund — Class 4 Adviser: Capital Research and Management CompanySM (“CRMC”)	0.79%	16.11%	8.04%	8.05%
Investment Grade Bond	American Funds IS The Bond Fund of America® — Class 4 Adviser: CRMC	0.73%	0.98%	0.07%	1.42%
Investment Grade Bond	American Funds IS Capital World Bond Fund® — Class 4 Adviser: CRMC	0.98%	(3.32)%	(2.65)%	(0.33)%
International/Global Equity	American Funds IS Global Small Capitalization Fund — Class 4 Adviser: CRMC	1.15%	2.12%	2.74%	5.54%
Large Cap Equity	American Funds IS Growth Fund — Class 4 Adviser: CRMC	0.84%	31.29%	18.53%	16.29%
International/Global Equity	American Funds IS New World Fund® — Class 4 Adviser: CRMC	1.07%	6.33%	4.29%	5.96%
Appendix 1-5

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Investment Grade Bond	American Funds IS U.S. Government Securities Fund® — Class 4 Adviser: CRMC	0.75%	0.44%	(0.13)%	0.84%
Large Cap Equity	American Funds IS Washington Mutual Investors Fund — Class 4 Adviser: CRMC	0.75%	18.85%	11.92%	9.99%
Asset Allocation	BlackRock® Global Allocation V.I. Fund — Class III Adviser: BlackRock Advisors, LLC (“BlackRock”) / Subadvisers: BlackRock (Singapore) Limited and BlackRock International Limited	1.02%	8.93%	5.72%	5.32%
Non-Investment Grade Bond	BlackRock® High Yield V.I. Fund — Class III Adviser: BlackRock / Subadviser: BlackRock International Limited	0.78%	7.85%	4.17%	4.74%
Large Cap Equity	BNY Mellon Sustainable U.S. Equity Portfolio — Service Shares Adviser: BNY Mellon Investment Adviser, Inc. / Subadviser: Newton Investment Management Limited	0.92%	24.58%	13.18%	11.25%
Large Cap Equity	ClearBridge Variable Appreciation Portfolio — Class II Adviser: Franklin Templeton Fund Adviser, LLC ("FTFA") / Subadviser: ClearBridge Investments, LLC	0.95%	22.37%	12.50%	N/A
Sector	Columbia Variable Portfolio — Commodity Strategy Fund — Class 2++ Adviser: Columbia Management Investment Advisers, LLC (“Columbia”) / Subadviser: Threadneedle International Limited	1.00%	7.09%	8.94%	2.15%
Non-Investment Grade Bond	Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2 Adviser: Columbia	1.00%	6.13%	0.46%	2.66%
Investment Grade Bond	Columbia Variable Portfolio — Intermediate Bond Fund — Class 2 Adviser: Columbia	0.77%	1.73%	(0.06)%	1.65%
Small/Mid Cap Equity	Columbia Variable Portfolio — Small Cap Value Fund — Class 2 Adviser: Columbia	1.13%	8.67%	10.98%	8.98%
Appendix 1-6

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Alternatives	DWS Alternative Asset Allocation VIP — Class B Adviser: DWS Investment Management Americas Inc. / Subadviser: RREEF America LLC	1.26%	5.30%	3.97%	2.83%
Investment Grade Bond	Fidelity® VIP Bond Index Portfolio — Service Class 2 Adviser: Fidelity Management & Research Company LLC (“FMR”) / Subadvisers: Other investment advisers	0.39%	1.00%	(0.72)%	N/A
Large Cap Equity	Fidelity® VIP ContrafundSM Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.81%	33.45%	16.74%	13.33%
International/Global Equity	Fidelity® VIP Emerging Markets Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	1.13%	9.71%	4.09%	5.78%
Large Cap Equity	Fidelity® VIP Equity-Income PortfolioSM — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.72%	15.06%	9.80%	8.94%
Small/Mid Cap Equity	Fidelity® VIP Extended Market Index Portfolio — Service Class 2 Adviser: FMR / Subadviser: Geode Capital Management, LLC (“Geode”)	0.38%	12.03%	8.53%	N/A
Asset Allocation	Fidelity® VIP FundsManager® 60% Portfolio — Service Class Adviser: FMR	0.66%	9.58%	6.57%	6.67%
Large Cap Equity	Fidelity® VIP Growth Opportunities Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.82%	38.56%	18.46%	17.93%
Sector	Fidelity® VIP Health Care Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.84%	4.86%	5.19%	7.81%
Appendix 1-7

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
International/Global Equity	Fidelity® VIP International Index Portfolio — Service Class 2 Adviser: FMR / Subadviser: Geode	0.42%	4.82%	3.83%	N/A
Investment Grade Bond	Fidelity® VIP Investment Grade Bond Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.63%	1.50%	0.20%	1.68%
Small/Mid Cap Equity	Fidelity® VIP Mid Cap Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.82%	17.18%	11.06%	8.94%
Asset Allocation	Franklin Templeton Aggressive Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers, Inc. (“Franklin Advisers”)	0.88%	18.02%	N/A	N/A
Asset Allocation	Franklin Templeton Moderately Aggressive Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.85%	14.28%	N/A	N/A
Asset Allocation	Franklin Templeton Moderate Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.83%	11.95%	N/A	N/A
Asset Allocation	Franklin Templeton Moderately Conservative Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.84%	9.33%	N/A	N/A
Asset Allocation	Franklin Templeton Conservative Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.85%	6.15%	N/A	N/A
International/Global Equity	Invesco V.I. EQV International Equity Fund — Series II Shares Adviser: Invesco Advisers, Inc. (“Invesco”)	1.15%	0.34%	2.97%	4.10%
Small/Mid Cap Equity	Invesco V.I. Main Street Small Cap Fund® — Series II Shares Adviser: Invesco	1.11%	12.41%	10.21%	8.73%
Small/Mid Cap Equity	Janus Henderson Enterprise Portfolio — Service Shares Adviser: Janus Henderson	0.97%	15.32%	9.61%	12.12%
Appendix 1-8

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
International/Global Equity	Janus Henderson Global Research Portfolio — Service Shares Adviser: Janus Henderson	0.97%	23.27%	12.07%	10.27%
Small/Mid Cap Equity	Macquarie VIP Small Cap Value Series — Service Class Adviser: Delaware Management Company, a series of Macquarie Investment Management Business Trust /Subadviser: Macquarie Investment Management Global Limited	1.04%	11.02%	6.83%	7.30%
International Equity	MFS® International Intrinsic Value Portfolio — Service Class Adviser: MFS	1.14%	6.97%	4.88%	7.26%
Mid Cap Equity	MFS® Mid Cap Value Portfolio — Service Class Adviser: MFS	1.04%	13.52%	9.47%	8.78%
International/Global Equity	MFS® Research International Portfolio — Service Class Adviser: MFS	1.14%	2.78%	3.64%	4.95%
Small/Mid Cap Equity	Neuberger Berman AMT Mid Cap Growth Portfolio — Class S Adviser: Neuberger Berman Investment Advisers LLC	1.10%	23.76%	10.35%	10.25%
Investment Grade Bond	PIMCO VIT Income Portfolio — Advisor Class Adviser: PIMCO	1.16%	5.30%	2.61%	N/A
Investment Grade Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class Adviser: PIMCO	1.11%	5.36%	1.24%	2.41%
Investment Grade Bond	PIMCO VIT Low Duration Portfolio — Advisor Class Adviser: PIMCO	0.77%	4.39%	0.98%	1.18%
Investment Grade Bond	PIMCO VIT Short-Term Portfolio — Advisor Class Adviser: PIMCO	0.72%	5.95%	2.66%	2.29%
Investment Grade Bond	PIMCO VIT Total Return Portfolio — Advisor Class Adviser: PIMCO	0.89%	2.43%	(0.13)%	1.43%
Appendix 1-9

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Sector	Principal VC Real Estate Securities Account — Class 2 Adviser: Principal Global Investors, LLC / Subadviser: Principal Real Estate Investors, LLC	1.04%	5.41%	3.65%	5.99%
International/Global Equity	Putnam VT International Value Fund — Class IB Adviser: Putnam Investment Management, LLC / Subadvisers: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC	1.07%	5.21%	6.81%	5.46%
Large Cap Equity	Voya Growth and Income Portfolio — Class S Adviser: Voya Investments, LLC / Subadviser: Voya Investment Management Co. LLC	0.92%	23.56%	14.98%	12.27%
Investment Grade Bond	Western Asset Core Plus VIT Portfolio — Class II Adviser: FTFA / Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Company Ltd.; and Western Asset Management Company Pte. Ltd.	0.78%	(0.86)%	(1.42)%	N/A
*
Current Expenses take into account expense reimbursement or fee waiver arrangements in place that are generally expected to continue through April 30, 2026 and may be terminated at any time thereafter at the option of the Fund. Annual expenses for the Portfolio for the year ended December 31, 2024 reflect temporary fee reductions under such an arrangement.
+
Closed for policyowners who were not invested in the Investment Division on November 13, 2017, and closed for other policyowners if all your Accumulation Value is removed from the Investment Division on or after November 13, 2017.
++
Closed for policyowners who were not invested in the Investment Division on November 23, 2020, and closed for other policyowners if all your Accumulation Value is removed from the Investment Division on or after November 23, 2020.
Appendix 1-10

This Summary Prospectus incorporates by reference the New York Life Elite Variable Annuity full statutory prospectus and the Statement of Additional Information (SAI), both dated May 1, 2025, as amended or supplemented. The full statutory prospectus and the SAI are posted on our website, https://dfinview.com/NewYorkLife/TAHD/elite. The full prospectus and SAI for the policy may be obtained, free of charge, in any manner shown on the front page of this Summary Prospectus.
Reports and other information about the Separate Accounts are available on the SEC’s website at https://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Separate Account IV EDGAR contract identifier #C000025713

UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS
May 1, 2025
New York Life Premium Plus Elite Variable Annuity
From
NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
Issued through
NYLIAC Variable Annuity Separate Account-IV
This summary prospectus summarizes key features of the New York Life Premium Plus Elite Variable Annuity policies.
Before you invest, you should review the prospectus for the New York Life Premium Plus Elite Variable Annuity policies, which contains more information about the policy’s features, benefits, and risks. You can find this document and other information about the contract online at https://dfinview.com/NewYorkLife/TAHD/premiumpluselite. You can also obtain this information at no cost by calling our Variable Products Service Center at 1-800-598-2019, by logging into your account at www.newyorklife.com, or by sending an email request with your name and mailing address to PremiumPlusEliteProspectus@newyorklife.com.
You can sign up for electronic delivery of your summary prospectus, updates to the summary prospectus or other communications by logging into your account at www.newyorklife.com or the New York Life Mobile Application (“mobile application” or “mobile app”) which is available for download on the Apple App Store and Google Play Store.
Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at www.Investor.gov. The Securities and Exchange Commission (“SEC”) has not approved or disapproved of this security or passed upon the accuracy or adequacy of this summary prospectus. Any representation to the contrary is a criminal offense. The policies involve risks, including potential loss of principal invested. Policies are not deposits of, or guaranteed or endorsed by, any bank and are not federally insured by the FDIC, Federal Reserve Board, or any other agency.

i

Contacting NYLIAC

Certain service requests, including but not limited to, death benefit claims and surrenders, are required to be in writing. All written service requests (except for subsequent premium payments and loan repayments) must be sent to the NYLIAC Variable Products Service Center (VPSC) at one of the following addresses:
	Regular Mail	Express Mail
All written service requests (except for payments)	NYLIAC Variable Products Service Center Madison Square Station P.O. Box 922 New York, NY 10159	NYLIAC Variable Products Service Center 51 Madison Avenue Floor 3B, Room 0304 New York, NY 10010
Death Claim forms may also be submitted to	Regular Mail
New York Life P.O. Box 130539 Dallas, TX 75313–0539
Premium payments and loan repayments should be sent to the VPSC at one of the following addresses (acceptance of subsequent premium payments is subject to the sales standards we use to evaluate whether a recommended transaction related to your policy complies with applicable standards of conduct):
	Regular Mail	Express Mail
Premium Payments and Loan Repayments	NYLIAC 75 Remittance Drive Suite 3021 Chicago, IL 60675–3021	NYLIAC 5450 N Cumberland Avenue Suite 100 Chicago, IL 60656-1422
Written service requests will be effective as of the Business Day they are received in Good Order at our service center at one of the addresses listed above. We consider a transaction to be in “Good Order” if it complies with our administrative procedures and all relevant laws and regulations, and the required information is complete and correct. Good Order means the actual receipt by us of instructions relating to the requested transaction in writing (or, if permitted, by telephone or electronically), along with all forms and other information or documentation necessary to complete the request. Faxed and e-mailed requests are not currently accepted.
1

Definitions

Accumulation Unit—An accounting unit we use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.
Accumulation Value—The sum of the Variable Accumulation Value, the Fixed Account Accumulation Value (if applicable), and the DCA Advantage Account Accumulation Value of a policy.
Adjusted Premium Payment—The total dollar amount of premium payments made under the policy and allocated to the Investment Divisions and DCA Advantage Account reduced by any withdrawals and applicable surrender charges in excess of any gain in the policy.
Allocation Options—The Investment Divisions of the Separate Account, any available Asset Allocation Model and the Fixed Account.
Annuity Commencement Date—The date on which we are to make the first Income Payment under the policy, which cannot be later than the date you attain age 85.
Base Contract Charge—Mortality and Expense Risk and Administrative Costs Charge (M&E Charge).
Business Day—Generally, any day on which the New York Stock Exchange (NYSE) is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the close of regular trading of the NYSE, if earlier.
Code—The Internal Revenue Code of 1986, as amended.
Dollar Cost Averaging (DCA) Advantage Account Accumulation Value—The sum of premium payments and any Premium Credits allocated to the DCA Advantage Account, plus interest credited on those premium payments and any Premium Credits, less any transfers and partial withdrawals from the DCA Advantage Account, and less any surrender charges and annual policy service charge that may already have been assessed.
Dollar Cost Averaging (DCA) Advantage Account—An Allocation Option that permits dollar cost averaging over a six-month period, and pays interest on amounts remaining in the account. Amounts are transferred from the DCA Advantage Account to the Investment Division(s) you choose on a monthly basis. We credit the DCA Advantage Account with a fixed interest rate. The benefits payable under the DCA Advantage Account (including principal and interest) are payable from NYLIAC’s general account and are subject to the claims-paying ability of NYLIAC.
Fixed Account—An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The benefits payable under the Fixed Account (including principal and interest) are payable from NYLIAC’s general account and are subject to the claims-paying ability of NYLIAC.
Fixed Account Accumulation Value—The sum of premium payments, any Premium Credits and, if allowable, transfers allocated to the Fixed Account, plus interest credited on those premium payments, any Premium Credits and, if allowable, transfers, less any transfers and partial withdrawals from the Fixed Account, and less any surrender charges, policy service charges and rider charges assessed on and deducted from the Fixed Account.
Fund—A mutual fund that has multiple series or Portfolios.
Investment Division—The variable investment options available under the policy. Each Investment Division invests exclusively in shares of a specified Portfolio.
NYLIAC, we, our or us—New York Life Insurance and Annuity Corporation.
Owner (you, your)—The individual(s) or entity(ies) designated as the Owner in the policy or as subsequently changed, who is entitled to exercise all rights under the policy.
Payment Year(s)—With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy (for single premium policies, this definition is modified as indicated in Appendix 1 of this Prospectus).
Policy Anniversary—An anniversary of the Policy Date shown on the Policy Data Page.
Policy Data Page—Page 2 of the policy which contains the policy specifications.
2

Policy Year—A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.
Portfolios—The mutual fund portfolios in which the corresponding Investment Divisions invest.
Premium Credit—An additional credit we will apply to your Accumulation Value at the time you make premium payments. The Premium Credit is calculated as a percentage of (each) premium payment(s) and will never be less than 2 percent (the “Premium Credit Rate”).
Separate Account—NYLIAC Variable Annuity Separate Account-IV, a segregated asset account we established to receive and invest premium payments paid under the policies. The Separate Account’s Investment Divisions, in turn, purchase shares of Portfolios.
Surrender Charge Free Amount—You may withdraw a certain amount from your policy each Policy Year without having to pay a surrender charge on that amount. We call this the Surrender Charge Free Amount. The maximum amount you may withdraw without a surrender charge in any given Policy Year is the greatest of either: (i) 10% of the Accumulation Value at the time of the withdrawal, less any prior withdrawals made during the Policy Year that were surrender charge free; (ii) the Accumulation Value less the accumulated premium payments; or (iii) 10% of the Accumulation Value as of the prior Policy Anniversary (10% of the premium payment if the withdrawal is made in the first Policy Year), less any surrender charge free withdrawals during the Policy Year.
Variable Accumulation Value—The sum of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.
3

Updated Information About Your Policy

The Information in this Updating Summary Prospectus is a summary of certain policy features that have changed since May 1, 2024. This may not reflect all changes that have occurred since you purchased your policy.

Name Change of Trust and Portfolios
The name of the MainStay VP Funds Trust has changed to New York Life
Investments VP Funds Trust and for all MainStay Portfolios, all references to
“MainStay” in the Portfolio names are deleted and replaced with “NYLI” (New York
Life Investments).

The following Portfolios are added as available Investment Divisions under the policy	NYLI VP MFS® Investors Trust - Initial or Service Class
NYLI VP MFS® Research – Initial or Service Class
NYLI VP Newton Technology Growth – Initial or Service Class
The following Portfolios are removed as available Investment Divisions	MFS® Investors Trust Series - Initial or Service Class
MFS® Research Series – Initial or Service Class
BNY Mellon IP Technology Growth Portfolio – Initial or Service Shares
Morgan Stanley VIF U.S. Real Estate Portfolio – Class II
The names of the following Portfolios have been changed	NYLI VP Schroders Mid Cap Opportunities – Initial or Service Class (formerly MainStay VP Wellington Mid Cap – Initial or Service Class)
NYLI VP Dimensional U.S. Equity – Initial Class or Service Class (formerly MainStay VP Wellington U.S. Equity – Initial Class or Service Class)
The following subadvisers were changed or deleted
References to Wellington Management Company LLP (“Wellington”), the subadviser to the prior MainStay VP Wellington Mid Cap – Initial or Service Class were deleted and replaced with Schroder Investment Management North America Inc.

References to Wellington, the subadviser to the prior MainStay VP Wellington U.S. Equity – Initial Class or Service Class were deleted and replaced with Dimensional Fund Advisors LP
References to IndexIQ, the subadviser to the NYLI VP Hedge Multi-Strategy and
NYLI VP S&P 500 Index - Initial Class or Service Class (formerly MainStay VP Hedge
Multi-Strategy and MainStay VP S&P 500 Index) were deleted

Mobile application available	The New York Life Mobile Application is available to conduct certain transactions.
Telephone partial withdrawal request limits have been revised	The maximum amount of a partial withdrawal request that may be made by telephone cannot exceed $100,000.
Portfolio Performance and Expenses	For updated Portfolio performance and expense information, see the Appendix for the Portfolios Available Under the Policy.
4

Important Information You Should Consider About The Policy

	FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawal
If you withdraw more than the Surrender Charge Free Amount within
10 years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 8% of the amount withdrawn during the first three Payment Years declining to 0% over that ten-year period. For example, if you make an early withdrawal within the first three Payment Years, you could pay a surrender charge of up to $8,000 on a $100,000 investment.
CHARGES AND DEDUCTIONS – Transaction Expenses – Surrender Charges
Transaction Charges
In addition to surrender charges, you may also be charged for other transactions, such as when you transfer cash value between
investment options more than 12 times a year, or if a premium payment is returned for insufficient funds. Although we do not currently charge for such transactions, we reserve the right to charge up to $30 per transaction.
CHARGES AND DEDUCTIONS – Transaction Expenses
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Policy Data Page for information about the specific fees you will pay each year based on the options you have elected.
CHARGES AND DEDUCTIONS – Annual Policy Expenses; Annual Portfolio Expenses; Optional Benefit Expenses

ANNUAL FEE	Minimum	Maximum
Base contract[1]	1.90%	1.90%	CHARGES AND DEDUCTIONS – Annual Policy Expenses
Investment options (Portfolio fees and expenses)[2]	0.38%	1.44%	CHARGES AND DEDUCTIONS – Annual Portfolio Expenses
Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.30%[3]	0.85%[4]	CHARGES AND DEDUCTIONS – Optional Benefit Expenses

[1] Calculated as an annualized percentage of the Adjusted Premium
Payments allocated to the Investment Divisions and the DCA
Advantage Account.
2 As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2024 and will change from year to year.
3 As a percentage of the policy’s Accumulation Value.
4 As a percentage of the guarantee under the optional benefit.

5

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST: $1,813.66	HIGHEST ANNUAL COST $3,806.33

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
optional benefits, and Portfolio
fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this policy.	PRINCIPAL RISKS
Not a Short-Term Investment
This policy is not designed for short-term investing and is not appropriate for an investor who readily needs access to cash.
Surrender charges apply for up to 10 years following your last premium payment. They will reduce the value of your policy if you withdraw money during that time. The benefits of tax deferral and living benefit protections also mean the policy is more beneficial to investors with a long time horizon. If you elect an investment protection rider, you will not receive a benefit under the rider unless you hold the policy for at least the specified Holding Period applicable to the rider.
PRINCIPAL RISKS
Risks Associated with Investment Options
•An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options (e.g., Portfolios) and guaranteed options
(e.g., the Fixed Account and DCA Advantage Account) you choose.
•Each investment option has its own unique risks.
•You should review the prospectuses for the available Portfolios and the description in this prospectus of the Fixed Account and the DCA
Advantage Account before making an investment decision.
PRINCIPAL RISKS
Insurance Company Risks
An investment in the policy is subject to the risks related to NYLIAC, including that any obligations, guarantees, and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from
NYLIAC by calling the VPSC at 1-800-598-2019.
PRINCIPAL RISKS
6

	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments
•We limit the number of Investment Divisions you may choose. You may allocate premium payments to up to 18 separate Investment
Divisions, plus the Fixed Account, some of which may not be
available under your policy.
•We reserve the right to charge $30 for each transfer when you transfer money between Investment Divisions in excess of 12 times in a Policy Year.
•We reserve the right to limit transfers in circumstances of frequent transfers or to prevent market timing.
•We reserve the right to remove, close, or substitute Portfolios as investment options that are available under the policy.
•Premium Credits under the policy may be recaptured upon free look, annuitization, and death.
THE POLICIES—Policy Application and Premium Payments, Transfers, and Limits on Transfers NYLIAC AND THE SEPARATE ACCOUNT— Additions, Deletions, or Substitutions of Investments
Optional Benefits
•Some optional benefits cannot be cancelled without surrendering your policy.
•Under certain benefits, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal.
•You are required to have a minimum Accumulation Value for some optional benefits.
•We may modify or discontinue an optional benefit at any time.
•Some optional benefits cannot be cancelled without surrendering your policy.
DESCRIPTION OF BENEFITS
	TAXES	LOCATION IN PROSPECTUS
Tax Implications
•Consult with a tax professional to determine the tax implications of an investment in, withdrawals from and surrenders of this policy.
•If you purchase the policy through a tax-qualified plan or individual retirement account (IRA), such plan or IRA already provides tax deferral under the Code and there are fees and charges in an annuity that may not be included in such other investments. Therefore, the tax deferral of the annuity does not provide additional benefits.
•Premiums that are made on a pre-tax basis as well as earnings on your policy are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a 10% penalty tax if you take a withdrawal before age 59½.
FEDERAL TAX MATTERS
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation
Your registered representative may receive compensation for selling this policy to you, in the form of commissions, asset-based
compensation, allowances for expenses, and other compensation programs. Your registered representative may have a financial incentive to offer or recommend this policy over another investment.
DISTRIBUTION AND COMPENSATION ARRANGEMENTS
7

Exchanges
Your registered representative may have a financial incentive to offer you a new policy in place of the one you own. You should consider exchanging your policy if you determine, after comparing the features, fees, and risks of both policies, that it is in your best interest to purchase the new policy rather than continue to own your existing policy.
THE POLICIES – Tax-Free Section 1035 Exchanges
8

Appendix 1
Portfolios Available Under the Policy
The following is a list of Portfolios available under the policy, which is subject to change, as discussed in the prospectus. You can find the prospectuses and other information about the Portfolios online at https://dfinview.com/NewYorkLife/TAHD/premiumpluselite. You can also request this information at no cost by calling the VPSC at 1-800-598-2019 or by sending an email request with your name and mailing address to PremiumPlusEliteProspectus@newyorklife.com.
You may allocate your premium payments or other Accumulation Value to up to 18 different Investment Divisions at any one time in addition to the Fixed Account or the DCA Advantage Account.
The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Large Cap Equity	NYLI VP American Century Sustainable Equity (formerly MainStay VP American Century Sustainable Equity) — Service Class Adviser: New York Life Investment Management LLC (“New York Life Investments”) / Subadviser: American Century Investment Management, Inc.	0.91%	19.54%	11.48%	9.62%
Asset Allocation	NYLI VP Balanced (formerly MainStay VP Balanced) — Service Class Adviser: New York Life Investments / Subadvisers: NYL Investors LLC (“NYL Investors”) and Wellington Management Company LLP (“Wellington”)	0.96%	7.63%	6.45%	5.61%
Investment Grade Bond	NYLI VP Bond (formerly MainStay VP Bond) — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.79%	1.59%	(0.67)%	1.06%
International/Global Equity	NYLI VP Candriam Emerging Markets Equity (formerly MainStay VP Candriam Emerging Markets Equity) — Service Class+ Adviser: New York Life Investments / Subadviser: Candriam	1.41%	12.35%	0.93%	2.32%
Sector	NYLI VP CBRE Global Infrastructure (formerly MainStay VP CBRE Global Infrastructure) — Service Class Adviser: New York Life Investments / Subadviser: CBRE Investment Management Listed Real Assets LLC	1.20%	7.59%	0.93%	N/A
Appendix 1-1

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Asset Allocation	NYLI VP Conservative Allocation (formerly MainStay VP Conservative Allocation) — Service Class Adviser: New York Life Investments	0.76%	6.25%	3.81%	4.04%
Large Cap Equity	NYLI VP Dimensional U.S. Equity (formerly MainStay VP Wellington U.S. Equity) — Service Class Adviser: New York Life Investments / Subadviser: Dimensional Fund Advisors LP	0.79%	23.56%	12.46%	11.06%
Large Cap Equity	NYLI VP Epoch U.S. Equity Yield (formerly MainStay VP Epoch U.S. Equity Yield) — Service Class Adviser: New York Life Investments / Subadviser: Epoch Investment Partners, Inc. (“Epoch”)	0.93%	18.24%	8.81%	7.82%
Asset Allocation	NYLI VP Equity Allocation (formerly MainStay VP Equity Allocation) — Service Class Adviser: New York Life Investments	0.90%	11.59%	8.10%	7.31%
Sector	NYLI VP Fidelity Institutional AM® Utilities (formerly MainStay VP Fidelity Institutional AM® Utilities) — Service Class Adviser: New York Life Investments / Subadviser: FIAM LLC (“FIAM”)	0.93%	28.62%	9.12%	7.59%
Non-Investment Grade Bond	NYLI VP Floating Rate (formerly MainStay VP Floating Rate) — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.89%	7.82%	4.62%	4.26%
Asset Allocation	NYLI VP Growth Allocation (formerly MainStay VP Growth Allocation) — Service Class Adviser: New York Life Investments	0.85%	10.12%	7.14%	6.53%
Alternatives	NYLI VP Hedge Multi-Strategy (formerly MainStay VP Hedge Multi-Strategy) — Service Class Adviser: New York Life Investments	1.33%	6.27%	2.16%	0.21%
Asset Allocation	NYLI VP Income Builder (formerly MainStay VP Income Builder) — Service Class Adviser: New York Life Investments / Subadvisers: Epoch and MacKay Shields LLC (“MacKay”)	0.87%	11.37%	4.60%	5.09%
Appendix 1-2

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Asset Allocation	NYLI VP Janus Henderson Balanced (formerly MainStay VP Janus Henderson Balanced) — Service Class Adviser: New York Life Investments / Subadviser: Janus Henderson Investors US LLC (“Janus Henderson”)	0.82%	15.43%	8.17%	8.46%
Non-Investment Grade Bond	NYLI VP MacKay Convertible (formerly MainStay VP MacKay Convertible) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.82%	8.37%	8.68%	8.30%
Non-Investment Grade Bond	NYLI VP MacKay High Yield Corporate Bond (formerly MainStay VP MacKay High Yield Corporate Bond) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.83%	6.85%	3.89%	5.01%
Non-Investment Grade Bond	NYLI VP MacKay Strategic Bond (formerly MainStay VP MacKay Strategic Bond) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.88%	6.88%	3.20%	3.00%
Investment Grade Bond	NYLI VP MacKay U.S. Infrastructure Bond (formerly MainStay VP MacKay U.S. Infrastructure Bond) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.82%	0.78%	(0.79)%	0.37%
Large Cap Equity	NYLI VP MFS® Investors Trust – Service Class Adviser: New York Life Investments Subadviser: Massachusetts Financial Services Company (“MFS”)	0.99%	N/A	N/A	N/A
Large Cap Equity	NYLI VP MFS® Research – Service Class Adviser: New York Life Investments / Subadviser: MFS	1.00%	N/A	N/A	N/A
Asset Allocation	NYLI VP Moderate Allocation (formerly MainStay VP Moderate Allocation) — Service Class Adviser: New York Life Investments	0.80%	8.46%	5.41%	5.30%
Appendix 1-3

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Sector	NYLI VP Natural Resources (formerly MainStay VP Natural Resources) — Initial Class Adviser: New York Life Investments / Subadviser: Newton Investment Management North America, LLC ("NIMNA")	0.84%	0.74%	15.53%	5.04%
Sector	NYLI VP Newton Technology Growth – Service Class Adviser: New York Life Investments Subadviser: NIMNA	1.02%	N/A	N/A	N/A
Investment Grade Bond	NYLI VP PIMCO Real Return (formerly MainStay VP PIMCO Real Return) — Service Class Adviser: New York Life Investments / Subadviser: Pacific Investment Management Company LLC (“PIMCO”)	1.07%	1.95%	1.77%	1.98%
International/Global Equity	NYLI VP PineStone International Equity (formerly MainStay VP PineStone International Equity) — Service Class Adviser: New York Life Investments / Subadviser: PineStone Asset Management Inc.	1.10%	4.25%	1.43%	4.59%
Large Cap Equity	NYLI VP S&P 500 Index (formerly MainStay VP S&P 500 Index) — Service Class Adviser: New York Life Investments	0.37%	24.52%	14.10%	12.62%
Small/Mid Cap Equity	NYLI VP Schroders Mid Cap Opportunities (formerly NYLI VP Wellington Mid Cap) — Service Class Adviser: New York Life Investments / Subadviser: Schroder Investment Management North America Inc.	1.08%	9.70%	5.56%	5.97%
Small/Mid Cap Equity	NYLI VP Small Cap Growth (formerly MainStay VP Small Cap Growth) — Service Class Adviser: New York Life Investments / Subadvisers: Brown Advisory, LLC and Segall Bryant & Hamill, LLC	1.10%	10.13%	7.49%	8.06%
Money Market	NYLI VP U.S. Government Money Market (formerly MainStay VP U.S. Government Money Market) — Initial Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.28%	5.02%	2.25%	1.48%
Appendix 1-4

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Large Cap Equity	NYLI VP Wellington Growth (formerly MainStay VP Wellington Growth) — Service Class+ Adviser: New York Life Investments / Subadviser: Wellington	0.97%	25.82%	12.82%	11.68%
Small/Mid Cap Equity	NYLI VP Wellington Small Cap (formerly MainStay VP Wellington Small Cap) — Service Class Adviser: New York Life Investments / Subadviser: Wellington	1.00%	14.13%	5.79%	N/A
Large Cap Equity	NYLI VP Winslow Large Cap Growth (formerly MainStay VP Winslow Large Cap Growth) — Service Class Adviser: New York Life Investments / Subadviser: Winslow Capital Management, LLC	0.99%	29.28%	16.57%	14.99%
Large Cap Equity	AB VPS Relative Value Portfolio — Class B Adviser: AllianceBernstein L.P.	0.86%	12.76%	9.54%	9.39%
Asset Allocation	American Funds IS Asset Allocation Fund — Class 4 Adviser: Capital Research and Management CompanySM (“CRMC”)	0.79%	16.11%	8.04%	8.05%
Investment Grade Bond	American Funds IS The Bond Fund of America® — Class 4 Adviser: CRMC	0.73%	0.98%	0.07%	1.42%
Investment Grade Bond	American Funds IS Capital World Bond Fund® — Class 4 Adviser: CRMC	0.98%	(3.32)%	(2.65)%	(0.33)%
International/Global Equity	American Funds IS Global Small Capitalization Fund — Class 4 Adviser: CRMC	1.15%	2.12%	2.74%	5.54%
Large Cap Equity	American Funds IS Growth Fund — Class 4 Adviser: CRMC	0.84%	31.29%	18.53%	16.29%
International/Global Equity	American Funds IS New World Fund® — Class 4 Adviser: CRMC	1.07%	6.33%	4.29%	5.96%
Appendix 1-5

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Investment Grade Bond	American Funds IS U.S. Government Securities Fund® — Class 4 Adviser: CRMC	0.75%	0.44%	(0.13)%	0.84%
Large Cap Equity	American Funds IS Washington Mutual Investors Fund — Class 4 Adviser: CRMC	0.75%	18.85%	11.92%	9.99%
Asset Allocation	BlackRock® Global Allocation V.I. Fund — Class III Adviser: BlackRock Advisors, LLC (“BlackRock”) / Subadvisers: BlackRock (Singapore) Limited and BlackRock International Limited	1.02%	8.93%	5.72%	5.32%
Non-Investment Grade Bond	BlackRock® High Yield V.I. Fund — Class III Adviser: BlackRock / Subadviser: BlackRock International Limited	0.78%	7.85%	4.17%	4.74%
Large Cap Equity	BNY Mellon Sustainable U.S. Equity Portfolio — Service Shares Adviser: BNY Mellon Investment Adviser, Inc. / Subadviser: Newton Investment Management Limited	0.92%	24.58%	13.18%	11.25%
Large Cap Equity	ClearBridge Variable Appreciation Portfolio — Class II Adviser: Franklin Templeton Fund Adviser, LLC ("FTFA") / Subadviser: ClearBridge Investments, LLC	0.95%	22.37%	12.50%	N/A
Sector	Columbia Variable Portfolio — Commodity Strategy Fund — Class 2++ Adviser: Columbia Management Investment Advisers, LLC (“Columbia”) / Subadviser: Threadneedle International Limited	1.00%	7.09%	8.94%	2.15%
Non-Investment Grade Bond	Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2 Adviser: Columbia	1.00%	6.13%	0.46%	2.66%
Investment Grade Bond	Columbia Variable Portfolio — Intermediate Bond Fund — Class 2 Adviser: Columbia	0.77%	1.73%	(0.06)%	1.65%
Small/Mid Cap Equity	Columbia Variable Portfolio — Small Cap Value Fund — Class 2 Adviser: Columbia	1.13%	8.67%	10.98%	8.98%
Appendix 1-6

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Alternatives	DWS Alternative Asset Allocation VIP — Class B Adviser: DWS Investment Management Americas Inc. / Subadviser: RREEF America LLC	1.26%	5.30%	3.97%	2.83%
Investment Grade Bond	Fidelity® VIP Bond Index Portfolio — Service Class 2 Adviser: Fidelity Management & Research Company LLC (“FMR”) / Subadvisers: Other investment advisers	0.39%	1.00%	(0.72)%	N/A
Large Cap Equity	Fidelity® VIP ContrafundSM Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.81%	33.45%	16.74%	13.33%
International/Global Equity	Fidelity® VIP Emerging Markets Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	1.13%	9.71%	4.09%	5.78%
Large Cap Equity	Fidelity® VIP Equity-Income PortfolioSM — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.72%	15.06%	9.80%	8.94%
Small/Mid Cap Equity	Fidelity® VIP Extended Market Index Portfolio — Service Class 2 Adviser: FMR / Subadviser: Geode Capital Management, LLC (“Geode”)	0.38%	12.03%	8.53%	N/A
Asset Allocation	Fidelity® VIP FundsManager® 60% Portfolio — Service Class Adviser: FMR	0.66%	9.58%	6.57%	6.67%
Large Cap Equity	Fidelity® VIP Growth Opportunities Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.82%	38.56%	18.46%	17.93%
Sector	Fidelity® VIP Health Care Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.84%	4.86%	5.19%	7.81%
Appendix 1-7

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
International/Global Equity	Fidelity® VIP International Index Portfolio — Service Class 2 Adviser: FMR / Subadviser: Geode	0.42%	4.82%	3.83%	N/A
Investment Grade Bond	Fidelity® VIP Investment Grade Bond Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.63%	1.50%	0.20%	1.68%
Small/Mid Cap Equity	Fidelity® VIP Mid Cap Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.82%	17.18%	11.06%	8.94%
Asset Allocation	Franklin Templeton Aggressive Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers, Inc. (“Franklin Advisers”)	0.88%	18.02%	N/A	N/A
Asset Allocation	Franklin Templeton Moderately Aggressive Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.85%	14.28%	N/A	N/A
Asset Allocation	Franklin Templeton Moderate Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.83%	11.95%	N/A	N/A
Asset Allocation	Franklin Templeton Moderately Conservative Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.84%	9.33%	N/A	N/A
Asset Allocation	Franklin Templeton Conservative Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.85%	6.15%	N/A	N/A
International/Global Equity	Invesco V.I. EQV International Equity Fund — Series II Shares Adviser: Invesco Advisers, Inc. (“Invesco”)	1.15%	0.34%	2.97%	4.10%
Small/Mid Cap Equity	Invesco V.I. Main Street Small Cap Fund® — Series II Shares Adviser: Invesco	1.11%	12.41%	10.21%	8.73%
Small/Mid Cap Equity	Janus Henderson Enterprise Portfolio — Service Shares Adviser: Janus Henderson	0.97%	15.32%	9.61%	12.12%
Appendix 1-8

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
International/Global Equity	Janus Henderson Global Research Portfolio — Service Shares Adviser: Janus Henderson	0.97%	23.27%	12.07%	10.27%
Small/Mid Cap Equity	Macquarie VIP Small Cap Value Series — Service Class Adviser: Delaware Management Company, a series of Macquarie Investment Management Business Trust /Subadviser: Macquarie Investment Management Global Limited	1.04%	11.02%	6.83%	7.30%
International Equity	MFS® International Intrinsic Value Portfolio — Service Class Adviser: MFS	1.14%	6.97%	4.88%	7.26%
Mid Cap Equity	MFS® Mid Cap Value Portfolio — Service Class Adviser: MFS	1.04%	13.52%	9.47%	8.78%
International/Global Equity	MFS® Research International Portfolio — Service Class Adviser: MFS	1.14%	2.78%	3.64%	4.95%
Small/Mid Cap Equity	Neuberger Berman AMT Mid Cap Growth Portfolio — Class S Adviser: Neuberger Berman Investment Advisers LLC	1.10%	23.76%	10.35%	10.25%
Investment Grade Bond	PIMCO VIT Income Portfolio — Advisor Class Adviser: PIMCO	1.16%	5.30%	2.61%	N/A
Investment Grade Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class Adviser: PIMCO	1.11%	5.36%	1.24%	2.41%
Investment Grade Bond	PIMCO VIT Low Duration Portfolio — Advisor Class Adviser: PIMCO	0.77%	4.39%	0.98%	1.18%
Investment Grade Bond	PIMCO VIT Short-Term Portfolio — Advisor Class Adviser: PIMCO	0.72%	5.95%	2.66%	2.29%
Investment Grade Bond	PIMCO VIT Total Return Portfolio — Advisor Class Adviser: PIMCO	0.89%	2.43%	(0.13)%	1.43%
Appendix 1-9

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Sector	Principal VC Real Estate Securities Account — Class 2 Adviser: Principal Global Investors, LLC / Subadviser: Principal Real Estate Investors, LLC	1.04%	5.41%	3.65%	5.99%
International/Global Equity	Putnam VT International Value Fund — Class IB Adviser: Putnam Investment Management, LLC / Subadvisers: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC	1.07%	5.21%	6.81%	5.46%
Large Cap Equity	Voya Growth and Income Portfolio — Class S Adviser: Voya Investments, LLC / Subadviser: Voya Investment Management Co. LLC	0.92%	23.56%	14.98%	12.27%
Investment Grade Bond	Western Asset Core Plus VIT Portfolio — Class II Adviser: FTFA / Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Company Ltd.; and Western Asset Management Company Pte. Ltd.	0.78%	(0.86)%	(1.42)%	N/A
*
Current Expenses take into account expense reimbursement or fee waiver arrangements in place that are generally expected to continue through April 30, 2026 and may be terminated at any time thereafter at the option of the Fund. Annual expenses for the Portfolio for the year ended December 31, 2024 reflect temporary fee reductions under such an arrangement.
+
Closed for policyowners who were not invested in the Investment Division on November 13, 2017, and closed for other policyowners if all your Accumulation Value is removed from the Investment Division on or after November 13, 2017.
++
Closed for policyowners who were not invested in the Investment Division on November 23, 2020, and closed for other policyowners if all your Accumulation Value is removed from the Investment Division on or after November 23, 2020.
Appendix 1-10

This Summary Prospectus incorporates by reference the New York Life Premium Plus Elite Variable Annuity full statutory prospectus and the Statement of Additional Information (SAI), both dated May 1, 2025, as amended or supplemented. The full statutory prospectus and the SAI are posted on our website, https://dfinview.com/NewYorkLife/TAHD/premiumpluselite. The full prospectus and SAI for the policy may be obtained, free of charge, in any manner shown on the front page of this Summary Prospectus.
Reports and other information about the Separate Accounts are available on the SEC’s website at https://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Separate Account IV EDGAR contract identifier #C000025715